Risk Management - Summary of Principal Assumptions on Provisions Valuation (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
PCBs | Inflation Rate, Measurement Input [Member]
Disclosure of Principal assumptions on provisions valuation [Line Items]
Inflation rate	3.29%	2.80%
PCBs | Discount rate, measurement input [member]
Disclosure of Principal assumptions on provisions valuation [Line Items]
Discount rate	0.0324	0.029
Nuclear plants | Inflation Rate, Measurement Input [Member]
Disclosure of Principal assumptions on provisions valuation [Line Items]
Inflation rate	2.04%	2.02%
Nuclear plants | Discount rate, measurement input [member]
Disclosure of Principal assumptions on provisions valuation [Line Items]
Discount rate	0.0289	0.0278
Spent fuel | Inflation Rate, Measurement Input [Member]
Disclosure of Principal assumptions on provisions valuation [Line Items]
Inflation rate	2.04%	1.91%
Spent fuel | Discount rate, measurement input [member]
Disclosure of Principal assumptions on provisions valuation [Line Items]
Discount rate	0.0247	0.0249
Radioactive waste | Inflation Rate, Measurement Input [Member]
Disclosure of Principal assumptions on provisions valuation [Line Items]
Inflation rate	2.45%	3.32%
Radioactive waste | Discount rate, measurement input [member]
Disclosure of Principal assumptions on provisions valuation [Line Items]
Discount rate	0.0403	0.0417